SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 16: SUBSEQUENT EVENTS

On November 7, 2012, the Company’s registration statement on Form S-1 (File No. 333-179500) was declared effective by the Securities and Exchange Commission for the Company’s initial public offering. On November 9, 2012, pursuant to Rule 424(b)(4), the Company filed a prospectus for the initial public offering of 800,000 shares of its common stock with the offering price of $5.00 per share. As a result of the initial public offering, the Company received net proceeds of $3,455,000 after deducting underwriting discounts and commissions of approximately $545,000.

Management has evaluated subsequent events through December 14, 2012, the date which the consolidated financial statements were available to be issued. All subsequent events requiring recognition as of September 30, 2012 have been incorporated into these consolidated financial statements and there are no subsequent events that require disclosure in accordance with FASB ASC Topic 855, “Subsequent Events”.

NOTE 15: SUBSEQUENT EVENTS

Management has evaluated subsequent events through March 22, 2012, the date which the audited consolidated financial statements were available to be issued. All subsequent events requiring recognition as of December 31, 2011 have been incorporated into these consolidated financial statements and there are no subsequent events that require disclosure in accordance with FASB ASC Topic 855, “Subsequent Events”.